CONSOLIDATED INCOME STATEMENTS - BRL (R$) shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Interest and similar income	R$ 72,841,060	R$ 70,478,393	R$ 71,418,349
Interest expense and similar charges	(28,519,953)	(28,557,051)	(36,471,860)
Net interest income	44,321,107	41,921,342	34,946,489
Income from equity instruments	18,933	32,623	83,120
Income from companies accounted for by the equity method	149,488	65,958	71,551
Fee and commission income	20,392,458	17,728,452	15,815,543
Fee and commission expense	(4,679,306)	(3,596,293)	(3,093,675)
Gains (losses) on financial assets and liabilities (net)	2,462,545	(2,782,802)	969,090
Financial assets held for trading	0	0	1,174,111
Financial Assets At Fair Value Through Profit Or Loss	252,253	(138,673)	0
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	2,391,080	(2,764,859)	0
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	11,501	61,239	0
Other financial instruments at fair value through profit or loss	0	0	30,694
Financial instruments not measured at fair value through profit or loss	(57,522)	(138,104)	(122,115)
Other	(134,767)	197,595	(113,600)
Exchange differences (net)	(2,788,537)	(2,806,471)	605,056
Other operating expense (net)	(1,107,719)	(1,055,850)	(672,013)
Total Income	58,768,969	49,506,959	48,725,161
Administrative expenses	(16,941,526)	(16,792,138)	(16,120,595)
Personnel expenses	(9,327,714)	(9,206,007)	(8,937,278)
Other administrative expenses	(7,613,812)	(7,586,131)	(7,183,317)
Depreciation and amortization	(2,391,857)	(1,739,959)	(1,662,247)
Tangible assets	(1,870,836)	(1,216,704)	(1,190,967)
Intangible assets	(521,021)	(523,255)	(471,280)
Provisions (net)	(3,681,586)	(1,999,604)	(3,309,239)
Impairment losses on financial assets (net)	(13,369,905)	(12,713,435)	(12,338,300)
Loans and receivables	0	0	(12,338,141)
Financial Assets Measured At Amortized Cost and contingent commitments	(13,369,905)	(12,713,532)	0
Gains (losses) due to derecognition of financial assets measured at amortized cost	0	97	(159)
Impairment losses on other assets (net)	(131,435)	(508,310)	(456,711)
Other intangible assets	(103,924)	(300,865)	(306,110)
Other assets	(27,511)	(207,445)	(150,601)
Gains (losses) on disposal of assets not classified as non-current assets held for sale	10,646	(25,476)	(64,302)
Gains (losses) on non-current assets held for sale not classified as discontinued operations	9,843	181,734	(260,083)
Operating Income Before Tax	22,273,149	15,909,771	14,513,684
Income taxes	(5,641,699)	(3,109,853)	(5,375,636)
Consolidated Net income for the period	16,631,450	12,799,918	9,138,048
Profit attributable to the Parent	16,406,932	12,582,477	8,924,064
Profit attributable to non-controlling interests	R$ 224,518	R$ 217,441	R$ 213,984
Basic earnings per 1,000 shares (Brazilian Reais)
Earnings Per Share (Brazilian Reais)
Common shares	R$ 2,094.83	R$ 1,604.34	R$ 1,133.43
Preferred shares	2,304.32	1,764.78	1,246.77
Diluted earnings per 1,000 shares (Brazilian Reais)
Earnings Per Share (Brazilian Reais)
Common shares	2,094.83	1,604.34	1,132.44
Preferred shares	R$ 2,304.32	R$ 1,764.78	R$ 1,245.69
Net Profit attributable - Basic (Brazilian Reais)
Earnings Per Share (Brazilian Reais)
Common shares	R$ 7,965,194	R$ 6,108,349	R$ 4,332,026
Preferred shares	8,441,738	6,474,128	4,592,038
Net Profit attributable - Diluted (Brazilian Reais)
Earnings Per Share (Brazilian Reais)
Common shares	7,965,194	6,108,349	4,331,955
Preferred shares	R$ 8,441,738	R$ 6,474,128	R$ 4,592,109
Weighted average shares outstanding (in thousands) - Basic
Earnings Per Share (Brazilian Reais)
Common shares	3,802,303	3,807,386	3,822,057
Preferred shares	3,663,444	3,668,527	3,683,145
Weighted average shares outstanding (in thousands) - Diluted
Earnings Per Share (Brazilian Reais)
Common shares	3,802,303	3,807,386	3,825,313
Preferred shares	3,663,444	3,668,527	3,686,401